Accounts and notes receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts and notes receivable, net
Schedule of accounts and notes receivable, net

	As of December 31
	2021	2022
	RMB	RMB

Accounts and notes receivable	3,482,011	2,944,355
Allowance for credit losses	(650,888)	(692,722)
Accounts and notes receivable, net	2,831,123	2,251,633

Schedule of movement of the allowances for credit losses

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Beginning balance prior to ASC 326	(437,266)	(556,360)	(650,888)
Impact of adoption of ASC 326	(71,498)	—	—
Balance at beginning of the year	(508,764)	(556,360)	(650,888)
Provision	(448,720)	(596,908)	(454,168)
Write-offs	401,124	502,380	412,334
Balance at end of the year	(556,360)	(650,888)	(692,722)